EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Issued common shares at January 1	85,546	77,961	71,218
Effect of shares issued	3,837	4,015	2,605
Weighted average number of common shares outstanding at December 31	89,383	81,976	73,823